VIE Structure and Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Vie Structure And Arrangements [Abstract]
Schedule of consolidated financial statements
	December 31,	December 31,
	2017	2016
ASSETS
Current assets:
Cash	$3,898	$1,519,125
Accounts receivable, net	-	1,260,529
Prepaid expenses	3,604	30,455
Other current assets	1,537	191,427
Intercompany receivables due from the Company’s subsidiaries (i)	2,494,505	150,725
Total current assets	2,503,544	3,152,261

Property and equipment, net	-	196,677
Intangible assets, net	-	2,570
Long-term investments	3,719,467	3,654,664
Other non-current assets	-	442,782
Total assets	$6,223,011	$7,448,954

LIABILITIES
Current liabilities:
Accounts payable	$-	$5,817
Deferred revenue	-	824,563
Accrued expenses	-	268,074
Other current liabilities	41	394,314
Accrued license content fees	-	1,236,661
Intercompany payables due to the Company’s subsidiaries(i)	3,601,454	14,752,338
Total current liabilities	3,601,495	17,481,767
Total liabilities	$3,601,495	$17,481,767

	2017	2016
Net revenue	$794,273	$4,543,616
Net loss	$(4,356,188)	$(6,557,639)

	2017	2016
Net cash used in operating activities	$(1,661,696)	$(2,497,637)
Net cash used in investing activities	$(43,047)	$(2,896,492)
Net cash provided by financing activities(i)	$189,515	$6,555,377

(i)	Intercompany receivables and payables are eliminated upon consolidation. The intercompany financing activities include the capital injection of $0.2 million to SSF in 2017.